Rate Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Rate Proceedings [Abstract]
Authorized percentage increase (decrease) for electric	0.00%	3.80%	4.30%
Authorized rate increase (decrease) for electric		$ 14.9	$ 15.7
Authorized percentage increase (decrease) for gas	0.00%	1.00%	0.30%
Authorized rate increase (decrease) for gas		1.6	0.6
Fuel rules bandwidth		2.00%
Authorized return on common stock	10.30%	10.30%
Carrying cost on pre-construction costs - AFUDC rate	100.00%
Return of electric fuel credit	6.2
Fuel Rules [Abstract]
Electric fuel deferred costs upper threshold		102.00%
Electric fuel deferred costs lower threshold		98.00%
Increased (decreased) electric fuel costs deferred				$ 0.4